8. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax asset
Cumulative net operating losses	$ 2,551,755	$ 3,954,227	$ 3,682,558
Less valuation allowance	(2,551,755)	(3,954,227)	(3,682,558)
Net deferred tax asset	$ 0	$ 0	$ 0